Earnings/(Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Components of the numerator for the calculation of basic and diluted EPS
Net income/(loss) net of non-controlling interests - continuing operations - basic	$ 81,127	$ (106,701)
Net income/(loss) net of non-controlling interests - continuing operations - diluted	81,127	(106,701)
Net (loss)/income net of non-controlling interest - discontinued operations - basic	0	293
Net (loss)/income net of non-controlling interest - discontinued operations - diluted	$ 0	$ 293
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)	104,278	107,337
Dilutive impact of share options and RSUs (in shares)	724	618
Weighted average number of common shares outstanding, diluted (in shares)	105,002	107,955
Basic EPS from continuing operations (in USD per share)	$ 0.78	$ (0.99)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	0.77	(0.99)
Diluted (loss)/earnings per share from discontinued operations (in USD per share)	0	0.00
Basic (loss)/earnings per share from discontinued operations (in USD per share)	$ 0	$ 0.00